Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:(4)
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return(5) ($)	Peer Group Shareholder Return ($)(6)	Net Income (Millions) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	243,726	(101,686,366)	1,074,218	(7,298,566)	61.09	105.07	112.8
2022	243,388	217,519,085	3,225,392	23,272,821	98.28	110.08	154.8

Named Executive Officers, Footnote [Text Block]	The following individuals were our Non-PEO NEOs in the respective years: 2023: Anna Bryson, Paul Jorgensen, Nate Gross, Jennifer Chaloemtiarana 2022: Anna Bryson, Paul Jorgensen, Joseph Kleine
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR of the S&P 500 Information Technology Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated
PEO Total Compensation Amount	$ 243,726	$ 243,388
PEO Actually Paid Compensation Amount	$ (101,686,366)	217,519,085
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEO and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP.

	2023		2022
	Jeff Tangney	Average Non-PEO NEOs	Jeff Tangney	Average Non-PEO NEOs
Total Compensation from SCT	243,726	1,074,218	243,388	3,225,392
Adjustments for equity awards:
Grant date values in the SCT	—	(607,114)	—	(2,527,583)
Year-end fair value of unvested awards granted in the current year	—	465,398	—	2,642,209
Fair values at vest date for awards granted and vested in current year	—	71,074	—	151,970
Change in fair values from prior year-end to current year-end of unvested awards granted in prior years	(59,377,394)	(6,059,523)	193,320,370	12,370,846
Change in fair values from prior year-end to vest date of awards granted in prior years that that vested in the year	(42,552,698)	(2,242,619)	23,955,327	7,409,987
Forfeitures during current year equal to prior year-end fair value	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—
Total Adjustments for Equity Awards	(101,930,092)	(8,372,784)	217,275,697	20,047,429
Compensation Actually Paid	(101,686,366)	(7,298,566)	217,519,085	23,272,821

Non-PEO NEO Average Total Compensation Amount	$ 1,074,218	3,225,392
Non-PEO NEO Average Compensation Actually Paid Amount	$ (7,298,566)	23,272,821
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEO and our other NEOs as a group in the “Total” column of the Summary Compensation Table for each year to calculate CAP.

	2023		2022
	Jeff Tangney	Average Non-PEO NEOs	Jeff Tangney	Average Non-PEO NEOs
Total Compensation from SCT	243,726	1,074,218	243,388	3,225,392
Adjustments for equity awards:
Grant date values in the SCT	—	(607,114)	—	(2,527,583)
Year-end fair value of unvested awards granted in the current year	—	465,398	—	2,642,209
Fair values at vest date for awards granted and vested in current year	—	71,074	—	151,970
Change in fair values from prior year-end to current year-end of unvested awards granted in prior years	(59,377,394)	(6,059,523)	193,320,370	12,370,846
Change in fair values from prior year-end to vest date of awards granted in prior years that that vested in the year	(42,552,698)	(2,242,619)	23,955,327	7,409,987
Forfeitures during current year equal to prior year-end fair value	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—
Total Adjustments for Equity Awards	(101,930,092)	(8,372,784)	217,275,697	20,047,429
Compensation Actually Paid	(101,686,366)	(7,298,566)	217,519,085	23,272,821

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below illustrates the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, the Company's cumulative TSR, and the cumulative TSR of the S&P 500 Information Technology Index for the fiscal years ended March 31, 2023 and 2022.

Compensation Actually Paid vs. Net Income [Text Block]	The graph below illustrates the relationship between the CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company's net income for the fiscal years ended March 31, 2023 and 2022.
Total Shareholder Return Vs Peer Group [Text Block]
The graph below illustrates the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, the Company's cumulative TSR, and the cumulative TSR of the S&P 500 Information Technology Index for the fiscal years ended March 31, 2023 and 2022.

Total Shareholder Return Amount	$ 61.09	98.28
Peer Group Total Shareholder Return Amount	105.07	110.08
Net Income (Loss)	$ 112,800,000	154,800,000
PEO Name	Jeff Tangney
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in column (c) and (e) represent the CAP to our PEO and the average CAP to our other NEOs as a group, respectively, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the actual amount of compensation earned by or paid to our PEO or our other NEOs as a group during the applicable year. The Company and the Peer Group total shareholder return is determined based on the value of an initial fixed investment of $100 on June 24, 2021 (the date that our Class A common stock commenced trading on the NYSE) through the end of the listed year, and assumes that all dividends were reinvested.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (101,930,092)	217,275,697
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,377,394)	193,320,370
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,552,698)	23,955,327
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,372,784)	20,047,429
Non-PEO NEO [Member] | Equity Awards Grant Date Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(607,114)	(2,527,583)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	465,398	2,642,209
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,074	151,970
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,059,523)	12,370,846
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,242,619)	$ 7,409,987